Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax
Schedule of components of income before income taxes

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Income (loss) before income taxes:
The PRC	37,908,140	91,779,478	111,905,366
Outside of the PRC	(85,833,719)	(45,994,531)	(29,476,625)

Total	(47,925,579)	45,784,947	82,428,741

Schedule of expense (benefit) for income taxes

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Current Tax
The PRC	7,053,197	21,147,165	17,905,374
Outside of the PRC	—	—	10,072

	7,053,197	21,147,165	17,915,446

Deferred Tax
The PRC	(11,130,125)	(18,081,440)	(2,369,482)
Outside of the PRC	—	—	—

	(11,130,125)	(18,081,440)	(2,369,482)

Income tax expense (benefit)	(4,076,928)	3,065,725	15,545,964

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Accrued salary expenses	7,250,447	11,991,920
Bad debt provision	2,338,422	3,867,755
Net operating loss carry forwards	2,661,176	3,574,524
Advertising expenses temporarily non-deductible	18,026,659	11,097,262
Other	67,396	459,506
Gross deferred tax assets	30,344,100	30,990,967
Valuation allowance	(1,051,973)	(957,162)
Total deferred tax assets	29,292,127	30,033,805
Analysis as:
Current	27,714,132	29,857,574
Non-current	1,577,995	176,231

Deferred tax liabilities:
Amortization of intangible and other assets	27,563,891	26,041,591
Total deferred tax liabilities	27,563,891	26,041,591
Analysis as:
Current	—	—
Non-current	27,563,891	26,041,591

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Balance as of January 1	—	(831,361)	(1,051,973)
Additions	(830,348)	(194,892)	—
Write off	—	—	90,811
Changes due to exchange rate translation	(1,013)	(25,720)	4,000
Balance as of December 31	(831,361)	(1,051,973)	(957,162)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2012	2013	2014
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	(7.89)%	3.45%	3.27%
Other expenses not deductible for tax purposes	(1.34)%	1.12%	0.72%
Effect of tax holiday	(5.98)%	(19.06)%	(13.69)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.10)%	0.02%	1.08%
Effect of different tax rate of DTA and DTL applied	0.22%	(4.36)%	2.29%
Valuation allowance movement	(1.73)%	0.42%	—
Other	0.33%	0.11%	0.19%
	8.51%	6.70%	18.86%

Schedule of the aggregate amount and per share effect of the tax holiday
	Year Ended December 31,
	2012	2013	2014
	$	$	$
The aggregate dollar effect	(2,864,479)	8,725,381	11,285,429
Per share effect—basic	(0.02)	0.07	0.09
Per share effect—diluted	(0.02)	0.07	0.09